Shareholder Report Holdings in Thousands	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SP Funds Trust
Entity Central Index Key	0001989916
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SP Funds 2030 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptax/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2030 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptax/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$43	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 5,535,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 12,198
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,535
Number of Holdings	6
Total Advisory Fee Paid	$12,198
Portfolio Turnover	15%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	49.0
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.9
SP Funds S&P Global REIT Sharia ETF	10.0
SP Funds S&P Global Technology ETF	7.9
SP Funds S&P World (ex-US) ETF	7.7
SPDR Gold Shares	2.4

SP Funds 2030 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2030 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptmx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2030 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptmx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 5,535,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 12,198
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,535
Number of Holdings	6
Total Advisory Fee Paid	$12,198
Portfolio Turnover	15%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	49.0
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.9
SP Funds S&P Global REIT Sharia ETF	10.0
SP Funds S&P Global Technology ETF	7.9
SP Funds S&P World (ex-US) ETF	7.7
SPDR Gold Shares	2.4

SP Funds 2040 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptbx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2040 Target Date Fund ., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptbx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$44	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[3]
Net Assets	$ 7,073,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 12,640
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$7,073
Number of Holdings	5
Total Advisory Fee Paid	$12,640
Portfolio Turnover	31%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.6
SP Funds S&P Global Technology ETF	32.7
SP Funds S&P World (ex-US) ETF	19.3
SP Funds S&P Global REIT Sharia ETF	4.7
SP Funds Dow Jones Global Sukuk ETF	4.7

SP Funds 2040 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2040 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptnx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2040 Target Date Fund ., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptnx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[4]
Net Assets	$ 7,073,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 12,640
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$7,073
Number of Holdings	5
Total Advisory Fee Paid	$12,640
Portfolio Turnover	31%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.6
SP Funds S&P Global Technology ETF	32.7
SP Funds S&P World (ex-US) ETF	19.3
SP Funds S&P Global REIT Sharia ETF	4.7
SP Funds Dow Jones Global Sukuk ETF	4.7

SP Funds 2050 Target Date Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Investor Shares
Trading Symbol	SPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptcx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2050 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptcx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$44	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 5,116,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 9,281
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,116
Number of Holdings	5
Total Advisory Fee Paid	$9,281
Portfolio Turnover	18%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2
SP Funds S&P Global Technology ETF	33.3
SP Funds S&P World (ex-US) ETF	19.6
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.8

SP Funds 2050 Target Date Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	SP Funds 2050 Target Date Fund
Class Name	Institutional Shares
Trading Symbol	SPTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/sptox/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2050 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/sptox/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[6]
Net Assets	$ 5,116,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 9,281
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,116
Number of Holdings	5
Total Advisory Fee Paid	$9,281
Portfolio Turnover	18%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Security Type (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2
SP Funds S&P Global Technology ETF	33.3
SP Funds S&P World (ex-US) ETF	19.6
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.8

SP Funds S&P Global Technology ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global Technology ETF
Class Name	SP Funds S&P Global Technology ETF
Trading Symbol	SPTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/spte/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds S&P Global Technology ETF, c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/spte/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P Global Technology ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[7]
Net Assets	$ 142,275,000
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 268,158
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$142,275
Number of Holdings	100
Total Advisory Fee Paid	$268,158
Portfolio Turnover	21%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6
NVIDIA Corp.	11.3
Apple, Inc.	10.8
Microsoft Corp.	8.9
Broadcom, Inc.	4.8
MediaTek, Inc.	4.8
Delta Electronics, Inc.	4.7
ASML Holding NV	4.5
SAP SE	1.9
Advanced Micro Devices, Inc.	1.8

SP Funds S&P World (ex-US) ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P World (ex-US) ETF
Class Name	SP Funds S&P World (ex-US) ETF
Trading Symbol	SPWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sp-funds.com/spwo/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds S&P World (ex-US) ETF., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409‑9500
Additional Information Website	https://www.sp-funds.com/spwo/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P World (ex-US) ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[8]
Net Assets	$ 155,923,000
Holdings Count | Holdings	377
Advisory Fees Paid, Amount	$ 308,447
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$155,923
Number of Holdings	377
Total Advisory Fee Paid	$308,447
Portfolio Turnover	2%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	19.4
Samsung Electronics Co. Ltd.	3.8
Alibaba Group Holding Ltd.	3.6
ASML Holding NV	2.9
SK hynix, Inc.	2.4
AstraZeneca PLC	1.5
Delta Electronics, Inc.	1.5
MediaTek, Inc.	1.5
Roche Holding AG	1.5
Novartis AG	1.5

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.